Putnam Investments, LLC
One Post Office Square
Boston, MA 02109
January 31, 2008

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:	Putnam Money Market Fund (Reg. Nos. (2-55091) (811-02608) and Putnam Tax Exempt Money Market
Fund (Reg. Nos. 33-15238) (811-05215) Post-Effective Amendment No. 40 to Registration Statement on
Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 40 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2008.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

PUTNAM MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET FUND

/s/ Charles E. Porter
By:

Charles E. Porter, Executive Vice President, Associate
Treasurer and Principal Executive Officer and Compliance
Liaison

cc: Ropes & Gray, LLP